Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 18, 2017
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
CIK	dei_EntityCentralIndexKey	0001329377
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 18, 2017
Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2017
Prospectus Date	rr_ProspectusDate	Aug. 18, 2017